Other notes to the unaudited Condensed Consolidated Interim Financial Statements (Tables)	6 Months Ended
Jun. 30, 2021
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income
Interest and other income

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
134	2,455	148	Interest and other income	2,590	224
			of which:
95	134	158	Interest income	230	357
34	1	14	Dividend income (from investments in equity securities)	35	16
(55)	2,073	128	Net gains on sales and revaluation of non-current assets and businesses	2,018	21
4	85	(124)	Net foreign exchange (losses)/gains on financing activities	90	(206)
56	161	(27)	Other	217	36

Depreciation, depletion and amortisation
Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
8,223	5,896	28,089	Depreciation, depletion and amortisation	14,119	35,182
Depreciation, depletion and amortisation in Q2 2021 includes $2,333 million pre-tax (Q1 2021:$84 million; Q2 2020:$21,780 million) of impairments mainly related to two refineries in the USA within Oil Products classified as held for sale ($1,207 million), one site in the USA within Chemicals classified as held for sale ($177 million) and an exploration and evaluation asset within Integrated Gas ($600 million).
Taxation charge/(credit)	Taxation charge/(credit)

Quarters			$ million	Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
571	2,453	(5,806)	Taxation charge/(credit)	3,024	(5,160)

Retirement benefits
Retirement benefits

$ million
	June 30, 2021	December 31, 2020
Non-current assets
Retirement benefits	7,941	2,474
Non-current liabilities
Retirement benefits¹	12,435	15,605
Deficit	4,494	13,131
1.As from January 1, 2021 the 'Retirement benefits' liability has been classified under non-current liabilities (previously partly presented within current liabilities). Prior period comparatives have been revised by $437 million to conform with current year presentation.

Income taxes payable	Income taxes payable

$ million
	June 30, 2021	December 31, 2020
Income taxes payable	2,837	3,111